INCOME TAXES (Schedule of the Components of Deferred Tax Assets and Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	Feb. 28, 2013	Feb. 29, 2012
Deferred Tax Assets
SR&ED expenditures	$ 6,649	$ 5,242
Research and development tax credits	13,021	10,983
Income tax loss carryforwards	23,320	25,557
Income and expense reserves	457	904
Book and tax differences on assets	325	1,195
Share issue expenses	412	692
Capital loss	15,676
Ontario Harmonization tax credit	1,079	1,079
Gross future tax assets	60,939	45,652
Valuation allowance	(59,289)	(43,157)
Net deferred tax assets	1,650	2,495
Deferred tax liabilities
Book and tax differences on intangible assets		(1,118)
Net deferred tax assets	$ 1,650	$ 1,377